Goodwill and Other Intangible Assets - Rollforward of Goodwill by Operating Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Beginning Balance		$ 23,233	$ 23,045
Goodwill, Acquired During Period			188
Adjustments and other		1	0
Goodwill, Impairment		(6,078)	0	$ 0
Goodwill, Ending Balance		17,156	23,233	23,045
CSBB
Goodwill [Line Items]
Goodwill, Beginning Balance	[1]	16,865	16,870
Goodwill, Acquired During Period	[1]		0
Adjustments and other	[1]	(1)	(5)
Goodwill, Impairment	[1]	(3,361)
Goodwill, Ending Balance	[1]	13,503	16,865	16,870
WB
Goodwill [Line Items]
Goodwill, Beginning Balance	[1]	6,154	6,149
Goodwill, Acquired During Period	[1]		0
Adjustments and other	[1]	216	5
Goodwill, Impairment	[1]	(2,717)
Goodwill, Ending Balance	[1]	3,653	6,154	6,149
IH
Goodwill [Line Items]
Goodwill, Beginning Balance	[2]	214	26
Goodwill, Acquired During Period	[2]		188
Adjustments and other	[2]	(214)	0
Goodwill, Impairment	[2]	0
Goodwill, Ending Balance	[2]	$ 0	$ 214	$ 26

[1]	Reflects activity prior to the segment realignment. Effective January 1, 2024, several business activities were realigned reflecting updates to the Company’s operating structure. Refer to “Note 22. Operating Segments” for additional information on segments.
[2]	Activity in the IH segment relates to the continuing operations of Prime Rate Premium Finance Corporation, which were transferred to the Company’s C&CB segment in 2023. The Company reclassified all of the assets and liabilities of TIH to discontinued operations in connection with the announcement of the disposition of the business. As such, financial information attributed to TIH has been recast to reflect discontinued operations for the periods presented herein. Refer to “Note 2. Discontinued Operations” for additional information related to discontinued operations, including the goodwill balance related to TIH.